Related Party Transactions (Details) - Related Party - USD ($) $ in Thousands	12 Months Ended
	Apr. 28, 2024	Apr. 30, 2023
RELATED PARTY TRANSACTIONS
Accounts payable	$ 8,633	$ 7,349
Design Services And Equipment Supply
RELATED PARTY TRANSACTIONS
Related party transaction	2,647	6,553
Accounts payable	$ 1,918	$ 1,911